Schedule of share based payments (Details)	12 Months Ended
Jun. 30, 2026 USD ($) shares $ / shares
IfrsStatementLineItems [Line Items]
Share issued | shares	1,475,258
Total fair value	$ 15,003,375
Foreign exchange translation difference	(689,709)
Shares based payment transaction eith other thsn employees	$ 14,313,666
Uniqus Consulttech Inc [member]
IfrsStatementLineItems [Line Items]
Grant date	12 Feb 2026
Share issued | shares	84,306
Restriction	12-month lock-up
Fair value per share | $ / shares	$ 10.17
Total fair value	$ 857,392
Maxim Group LLC restricted tranche [member]
IfrsStatementLineItems [Line Items]
Grant date	12 Feb 2026
Share issued | shares	1,296,978
Restriction	6-month lock-up
Fair value per share | $ / shares	$ 10.17
Total fair value	$ 13,190,266
Maxim Group LLC unrestricted tranche [member]
IfrsStatementLineItems [Line Items]
Grant date	12 Feb 2026
Share issued | shares	50,000
Restriction	None
Fair value per share | $ / shares	$ 10.17
Total fair value	$ 508,500
Karmic Trading Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Grant date	12 Feb 2026
Share issued | shares	26,275
Restriction	12-month lock-up
Fair value per share | $ / shares	$ 10.17
Total fair value	$ 267,217
Broker of the venders of Mirragin RAS Consulting Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Grant date	12 Feb 2026
Share issued | shares	17,699
Restriction	As for the consideration shares
Fair value per share | $ / shares	$ 10.17
Total fair value	$ 180,000